Intangible assets - Schedule of intangible assets (Details) - Innovet [Member] - USD ($)	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Intangible assets - Schedule of intangible assets (Details) [Line Items]
Balance	$ 6,314,571
Net book value	4,198,573	$ 4,513,207
Accumulated amortization
Balance	2,115,998
Accumulated depreciation and amortisation [member]
Accumulated amortization
Amortization	314,634
Balance	$ 1,801,364